Average Annual Total Returns (Heritage Trust)	12 Months Ended
May 01, 2011
Russell MidCap Growth Index
Average Annual Total Returns
One Year	26.38%
Five Year	4.88%
Since Inception	6.03%
Date of Inception	Oct. 24, 2005
Series NAV, Heritage Trust
Average Annual Total Returns
One Year	27.39%
Five Year	3.58%
Since Inception	4.41%
Date of Inception	Oct. 24, 2005